Fees Summary	Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 321,679,203.30
Previously Paid Amount	0.00
Total Fee Amount	44,423.90
Total Offset Amount	0.00
Net Fee	$ 44,423.90